Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Income Statement
Sales	$ 607,359	$ 184,396	$ 70,931
Cost of sales	191,175	103,109	31,316
Gross profit	416,184	81,287	39,615
OPERATING EXPENSES
General and administrative	2,345,980	3,320,081	1,596,658
Selling	177,428	709,010	1,081,478
Research and development	233,265	985,006	386,044
Total expenses	2,756,673	5,014,097	3,064,180
OTHER INCOME (EXPENSES)
Gain on debt forgiveness	234,303	0	0
Impairment loss of intangible asset	(330,650)	0	0
Impairment loss of demo equipment	(236,677)	0	0
Interest income	0	0	193
Interest expense	0	0	(165)
Paycheck protection program	0	0	100,818
Other Income	5,042	0	0
Foreign exchange loss	673	(42,024)	(517)
NET LOSS BEFORE INCOME TAX	(2,667,798)	(4,974,834)	(2,924,236)
NET LOSS	(2,667,798)	(4,974,834)	(2,924,236)
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(71,262)	30,603	19,546
TOTAL COMPREHENSIVE LOSS	$ (2,739,060)	$ (4,944,231)	$ (2,904,690)
LOSS PER SHARE, basic and diluted	$ (0.05)	$ (0.09)	$ (0.08)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, basic and diluted	59,310,826	53,075,143	37,525,451